Leases (Details Narrative) (10-K) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating Leases Commitments And Security Deposit [Line Items]
Monthly rent		$ 9	$ 9	$ 36	$ 64
Right of use asset	$ 79	51		56	79
Lease liability	79	$ 51		$ 56	$ 79
Operating lease, weighted average remaining lease term		1 year 8 months 12 days		2 years
New Office Lease [Member]
Operating Leases Commitments And Security Deposit [Line Items]
Monthly rent	$ 3
Percentage of annual increases	3.00%				3.00%
Operating lease term	3 years				3 years
Incremental borrowing rate	29.91%				29.91%
Sublease Agreement [Member]
Operating Leases Commitments And Security Deposit [Line Items]
Monthly rent	$ 7